Condensed Consolidated Statement of Changes in Equity - USD ($)	Total	Preference Shares	Ordinary Shares	Capital Surplus	Capital Surplus Ordinary Shares	Capital Surplus Share Options Reserve	Accumulated Deficits
Beginning balance at Dec. 31, 2015	$ (37,615,591)	$ 3,296	$ 6,388	$ 3,716,905		$ 3,716,905	$ (41,342,180)
Beginning balance, share at Dec. 31, 2015		73,504,898	12,775,002
Issuance of preference shares		9,723,896
Conversion to ordinary shares from preference shares	64,595,770	$ (3,296)	$ 41,614	64,557,452	$ 64,557,452
Conversion to ordinary shares from preference shares, share		(83,228,794)	83,228,794
Adjustment of par value to NT$10 (US$0.6383)			$ 30,639,655	(30,639,655)	(30,639,655)
Issuance of new share capital	22,223,869		$ 6,022,409	16,201,460	16,201,460
Issuance of new share capital, share			19,667,144
Recognition of employee share options by the Company	1,419,923			1,419,923		1,419,923
Net loss	(9,049,103)						(9,049,103)
Total comprehensive loss	(9,049,103)						(9,049,103)
Ending balance at Dec. 31, 2016	41,574,868		$ 36,710,066	55,256,085	50,119,257	5,136,828	(50,391,283)
Ending balance, share at Dec. 31, 2016			115,670,940
Issuance of new share capital	33,060,951		$ 4,803,950	28,257,001	28,265,033	(8,032)
Issuance of new share capital, share			14,458,000
Recognition of employee share options by the Company	769,595			769,595		769,595
Net loss	(39,891,978)						(39,891,978)
Total comprehensive loss	(39,891,978)						(39,891,978)
Ending balance at Dec. 31, 2017	35,513,436		$ 41,514,016	84,282,681	78,384,290	5,898,391	(90,283,261)
Ending balance, share at Dec. 31, 2017			130,128,940
Recognition of employee share options by the Company	167,519			167,519		167,519
Net loss	(8,743,828)						(8,743,828)
Total comprehensive loss	(8,743,828)						(8,743,828)
Ending balance at Mar. 31, 2018	26,937,127		$ 41,514,016	84,450,200	78,384,290	6,065,910	(99,027,089)
Ending balance, share at Mar. 31, 2018			130,128,940
Beginning balance at Dec. 31, 2017	35,513,436		$ 41,514,016	84,282,681	78,384,290	5,898,391	(90,283,261)
Beginning balance, share at Dec. 31, 2017			130,128,940
Issuance of new share capital	42,180,000		$ 10,073,977	32,106,023	32,106,023
Issuance of new share capital, share			30,000,000
Transaction costs attributable to the issuance of ordinary shares	(5,388,866)			(5,388,866)	(5,388,866)
Issuance of ordinary shares under employee share option plan	48,000		$ 39,226	8,774	41,915	(33,141)
Issuance of ordinary shares under employee share option plan, share			120,000
Recognition of employee share options by the Company	451,060			451,060		451,060
Net loss	(42,185,597)						(42,185,597)
Total comprehensive loss	(42,185,597)						(42,185,597)
Ending balance at Dec. 31, 2018	30,618,033		$ 51,627,219	111,459,672	105,143,362	6,316,310	(132,468,858)
Ending balance, share at Dec. 31, 2018			160,248,940
Recognition of employee share options by the Company	16,902			16,902		16,902
Net loss	(4,344,042)						(4,344,042)
Total comprehensive loss	(4,344,042)						(4,344,042)
Ending balance at Mar. 31, 2019	$ 26,290,893		$ 51,627,219	$ 111,476,574	$ 105,143,362	$ 6,333,212	$ (136,812,900)
Ending balance, share at Mar. 31, 2019			160,248,940